Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Millions	Total	Common shares	Common shares held in treasury, at cost	Additional paid-in capital	Accumulated other comprehensive income/(loss), net of tax	Retained earnings
Balance - beginning of period at Dec. 31, 2023		$ 1.2	$ 0.0	$ 2,039.0	$ (27.0)	$ 436.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired		0.0		0.0
Repurchase of common shares			(5.0)
Retirement of treasury shares			0.0
Share compensation expense				3.1
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	$ (0.2)				(0.2)
Net income/(loss)	81.2					81.2
Cash dividends declared						(11.8)
Balance - end of period at Mar. 31, 2024	2,517.1	1.2	(5.0)	2,042.1	(27.2)	506.0
Balance - beginning of period at Dec. 31, 2024		1.2	(105.5)	2,044.6	4.5	503.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired		(0.1)		(105.4)
Repurchase of common shares			(22.1)
Retirement of treasury shares			105.5
Share compensation expense				1.3
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	17.5				17.5
Net income/(loss)	(42.5)					(42.5)
Cash dividends declared						(11.2)
Balance - end of period at Mar. 31, 2025	$ 2,391.4	$ 1.1	$ (22.1)	$ 1,940.5	$ 22.0	$ 449.9